Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2020
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Disclosure of future payments	The following table summarizes the Company’s commitments as at December 31, 2020:

	2021	2022	2023	2024	2025	Thereafter
Product transportation and processing (1)(2)	$870	$817	$858	$841	$809	$10,370
North West Redwater Partnership service toll (3)	$163	$160	$160	$156	$150	$2,694
Offshore vessels and equipment	$64	$9	$—	$—	$—	$—
Field equipment and power	$28	$21	$21	$21	$21	$246
Other	$25	$21	$21	$22	$22	$16
(1)Includes commitments pertaining to a 20-year product transportation agreement on the Trans Mountain Pipeline Expansion. In addition, the Company has entered into certain product transportation agreements on pipelines that have not yet received regulatory and other approvals.
(2)The acquisition of Painted Pony in 2020 included approximately $2,400 million of product transportation and processing commitments (note 7).
(3)Pursuant to the processing agreements, on June 1, 2018 the Company began paying its 25% pro rata share of the debt component of the monthly cost of service tolls. Included in the cost of service tolls is $1,169 million of interest payable over the 30-year tolling period (note 10).